Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accrued Liabilities, Current [Abstract]
Accrued Liabilities
ACCRUED LIABILITIES

As of June 30, 2017 and December 31, 2016, accrued liabilities consisted of the following (in thousands):

	June 30,	December 31,
	2017	2016
Interest costs and related debt fees	$9,401	$59,994
Liquefaction Project costs	74,369	73,150
Other	13,106	4,504
Total accrued liabilities	$96,876	$137,648

ACCRUED LIABILITIES

As of December 31, 2016 and 2015, accrued liabilities consisted of the following (in thousands):

	December 31,
	2016	2015
Interest costs and related debt fees	$59,994	$1,884
Liquefaction Project costs	73,150	78,753
Other	4,504	559
Total accrued liabilities	$137,648	$81,196